Subsequent Event - Vision Bank Closing (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 16, 2012 Vision Bank [Member]
Performing loans	$ 23,000,000			$ 354,000,000
Deposit	4,465,114,000	5,095,420,000	5,188,052,000	520,000,000
Premises and equipment, net	53,741,000	69,567,000		12,500,000
Other miscellaneous assets and liabilities				27,900,000
Performing loans at fair value				22,000,000
Non-performing loans at fair value				88,000,000
Pretax gain on sale of business				$ 22,000,000